Employee benefits	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Employee benefits

14. Employee benefits

The Company’s subsidiaries, VIE and subsidiaries of VIE incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the six months ended June 30, 2024 and 2025:

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Contributions to medical and pension schemes	9,910	8,813
Other employee benefits	3,221	3,043
Total	13,131	11,856

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)